STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Automobiles & Components - .1%
Stoneridge	20,207	[a]	419,497
Banks - 9.7%
BankUnited	136,634		6,006,431
Essent Group	104,804		4,318,973
First Bancorp	454,578		5,964,063
First Interstate BancSystem, Cl. A	92,477		3,400,379
First Merchants	80,386		3,344,058
Silvergate Capital, Cl. A	20,158	[a]	3,035,190
Synovus Financial	108,847		5,333,503
			31,402,597
Capital Goods - 14.7%
Array Technologies	260,380	[a,b]	2,934,483
EnerSys	42,898		3,198,904
Fluor	268,696	[a,b]	7,708,888
Gibraltar Industries	53,274	[a]	2,288,118
GrafTech International	540,402		5,198,667
Matrix Service	278,653	[a]	2,290,528
Maxar Technologies	121,766		4,804,886
Terex	56,125		2,001,417
Titan Machinery	89,876	[a]	2,539,896
Triumph Group	92,434	[a]	2,336,732
Valmont Industries	11,072		2,641,779
Wabash National	256,667		3,808,938
WESCO International	47,061	[a]	6,124,519
			47,877,755
Commercial & Professional Services - 1.0%
The Brink's Company	46,036		3,130,448
Consumer Durables & Apparel - 3.0%
Callaway Golf	214,448	[a]	5,022,372
GoPro, Cl. A	539,230	[a]	4,599,632
			9,622,004
Consumer Services - 7.6%
Bloomin‘ Brands	222,899		4,890,404
Cracker Barrel Old Country Store	17,151		2,036,338
Houghton Mifflin Harcourt	488,172	[a]	10,256,494
Papa John's International	31,662		3,333,375
Six Flags Entertainment	93,333	[a]	4,059,985
			24,576,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Diversified Financials - 1.1%
PJT Partners, Cl. A	57,743		3,644,738
Energy - 5.8%
CNX Resources	316,503	[a,b]	6,557,942
PBF Energy, Cl. A	292,356	[a]	7,124,716
Viper Energy Partners	175,707		5,195,656
			18,878,314
Food & Staples Retailing - 1.6%
The Chefs' Warehouse	159,467	[a]	5,198,624
Health Care Equipment & Services - 9.6%
Acadia Healthcare	60,146	[a]	3,941,367
Amedisys	20,634	[a]	3,555,032
Health Catalyst	122,064	[a,b]	3,189,532
ModivCare	32,969	[a]	3,804,293
NuVasive	57,304	[a]	3,249,137
Privia Health Group	228,725	[a,b]	6,113,819
R1 RCM	167,360	[a]	4,478,554
TransMedics Group	99,994	[a,b]	2,693,838
			31,025,572
Household & Personal Products - 1.9%
Spectrum Brands Holdings	71,416		6,336,028
Insurance - 2.3%
BRP Group, Cl. A	115,776	[a]	3,106,270
The Hanover Insurance Group	28,264		4,226,033
			7,332,303
Materials - 5.2%
Alamos Gold, Cl. A	941,361		7,926,260
IAMGOLD	464,524	[a,b]	1,616,543
Largo	194,708	[a]	2,472,792
MP Materials	22,617	[a,b]	1,296,859
Tronox Holdings, Cl. A	174,635		3,456,027
			16,768,481
Media & Entertainment - 2.9%
Cardlytics	27,071	[a,b]	1,488,364
Eventbrite, Cl. A	308,452	[a,b]	4,555,836
Magnite	108,632	[a]	1,435,029
TrueCar	465,484	[a]	1,838,662
			9,317,891
Pharmaceuticals Biotechnology & Life Sciences - 5.0%
Alkermes	210,495	[a]	5,538,123
Denali Therapeutics	75,713	[a]	2,435,687
Quanterix	110,492	[a]	3,225,261
Ultragenyx Pharmaceutical	23,547	[a]	1,709,983
Xenon Pharmaceuticals	105,494	[a]	3,224,952
			16,134,006

Description		Shares		Value ($)
Common Stocks - 96.6% (continued)
Real Estate - 1.6%
Colliers International Group		39,209		5,112,854
Retailing - 2.1%
Party City Holdco		824,529	[a,b]	2,951,814
Petco Health & Wellness		199,690	[a,b]	3,907,933
				6,859,747
Semiconductors & Semiconductor Equipment - 3.0%
Diodes		48,604	[a]	4,228,062
MaxLinear		94,513	[a]	5,514,834
				9,742,896
Software & Services - 7.2%
ChannelAdvisor		311,175	[a]	5,156,170
Everbridge		32,503	[a]	1,418,431
Limelight Networks		1,197,958	[a,b]	6,253,341
Paya Holdings		832,318	[a]	4,877,383
Zuora, Cl. A		373,019	[a]	5,587,825
				23,293,150
Technology Hardware & Equipment - 4.5%
ADTRAN		277,228		5,114,857
Arlo Technologies		385,186	[a]	3,412,748
Extreme Networks		456,825	[a]	5,577,833
Ondas Holdings		93,380	[a,b]	681,674
				14,787,112
Transportation - 1.4%
SkyWest		163,691	[a]	4,722,485
Utilities - 5.3%
Clearway Energy, Cl. C		215,373	[b]	7,863,268
NextEra Energy Partners		112,958	[b]	9,416,179
				17,279,447
Total Common Stocks (cost $273,067,714)				313,462,545

Exchange-Traded Funds - 1.7%
Registered Investment Companies - 1.7%
iShares Russell 2000 ETF (cost $5,754,164)		27,424	[b]	5,629,324
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,715,251)	0.31	7,715,251	[c]	7,715,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,353,452)	0.31	12,353,452	[c]	12,353,452
Total Investments (cost $298,890,581)		104.5%		339,160,572
Liabilities, Less Cash and Receivables		(4.5%)		(14,477,935)
Net Assets		100.0%		324,682,637

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $40,422,938 and the value of the collateral was $43,397,462, consisting of cash collateral of $12,353,452 and U.S. Government & Agency securities valued at $31,044,010. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	313,462,545	-	-	313,462,545
Exchange-Traded Funds	5,629,324	-	-	5,629,324
Investment Companies	20,068,703	-	-	20,068,703

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2022, accumulated net unrealized appreciation on investments was $40,269,991, consisting of $68,855,776 gross unrealized appreciation and $28,585,785 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.